As filed with the Securities and Exchange Commission on July 30, 2009 1933 Act File No. 02-90946 1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 145 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 148 ☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒on July 31, 2009 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro
Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Investment Grade Income Portfolio,
and Investment Portfolio have also executed this Registration Statement.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 145 to the Registration Statement of Eaton Vance Mutual Funds Trust (the “Amendment”) are incorporated by reference to the Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Strategic Income Fund dated March 1, 2009, as previously filed electronically with the Securities and Exchange Commission on February 26, 2009 (Accession No. 0000940394-09-000139), and Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectus to add Class R shares of the Fund, a series of the Registrant.

EATON VANCE STRATEGIC INCOME FUND Supplement to Prospectus dated March 1, 2009

1. As of the date of this Supplement the Fund now offers Class R shares.

2. "Performance Information.": No performance is shown for Class R shares because they have not been offered prior to the date of this Supplement.

3. The following is added to the Fund’s Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fund Fees and Expenses." and "Example." under "Fund Summary":

Shareholder Fees
(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)	Class R
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (total including interest expense)(1)	0.10%
Acquired Fund Fees and Expenses(2)	0.65%
Total Annual Fund Operating Expenses	1.29%

(1) "Other Expenses" for  Class R is estimated.

(2) Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.52%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R shares	$131	$409	$708	$1,556

4. The following is added to "Choosing a Share Class." under "Purchasing Shares":

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

5. The following is added to "Distribution and Service Fees." under "Sales Charges":

Class R Shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees") and service fees for personal and/or shareholder account services. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. After the sale of Class R shares, the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers. Distributions and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

1

6. The following replaces the paragraph under "Financial Highlights" and is added to the Financial Highlights table:

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six-months ended April 30, 2009) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that information prior to the fiscal year ended October 31, 2007 was audited by another independent registered accounting firm. The reports of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which are available on request. Financial Highlights information is not provided for Class R shares because the Class had not yet commenced operations as of April 30, 2009.

	Six Months Ended April 30, 2009
		(Unaudited)
	Class A	Class B	Class C	Class I (1)
Net asset value - Beginning of period	$ 6.940	$6.570	$ 6.570	$ 6.870
Income (loss) from operations
Net investment income(2)	$ 0.184	$0.151	$ 0.150	$ 0.004
Net realized and unrealized gain (loss)	0.194	0.181	0.183	0.280
Total income (loss) from operations	$ 0.378	$0.332	$ 0.333	$ 0.284
Less distributions
From net investment income	$ (0.208)	$ (0.172)	$ (0.173)	$(0.034)
Tax return of capital	—	—	—	—
Total distributions	$ (0.208)	$ (0.172)	$ (0.173)	$(0.034)
Net asset value - End of period	$ 7.110	$6.730	$ 6.730	$ 7.120
Total Return (3)	5.60%(6)	5.19%(6)	5.20%(6)	4.13%(6)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$987,920	$146,478	$445,558	$67
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.08%(7)	1.82%(7)	1.82%(7)	0.83%(7)
Net investment income	5.43%(7)	4.70%(7)	4.69%(7)	0.65%(7)
Portfolio Turnover of the Fund	28%(6)	28%(6)	28%(6)	28%(6)
Portfolio Turnover of Global Macro Portfolio	18%(6)	18%(6)	18%(6)	18%(6)
Portfolio Turnover of High Income Opportunities Portfolio	32%(6)	32%(6)	32%(6)	32%(6)
Portfolio Turnover of Floating Rate Portfolio	12%(6)	12%(6)	12%(6)	12%(6)
Portfolio Turnover of Investment Portfolio	19%(6)	19%(6)	19%(6)	19%(6)
Portfolio Turnover of International Income Portfolio	16%(6)	16%(6)	16%(6)	16%(6)
Portfolio Turnover of Emerging Markets Local Income Portfolio	19%(6)	19%(6)	19%(6)	19%(6)
Portfolio Turnover of Boston Income Portfolio	28%(6)	28%(6)	28%(6)	28%(6)

(1)	For the period from the start of business, April 3, 2009, to April 30, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asst value with all distributions reinvested.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

July 31, 2009

SIPS2

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PART C - OTHER INFORMATION

Item 23.	Exhibits (with inapplicable items omitted)

(a) (1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August
17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-
Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(4)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205)
and incorporated herein by reference.

(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest without Par Value as amended effective June 15, 2009 filed herewith.

(b) (1)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(3)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

(4)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

(5)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.

(6)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated August 11, 2008 filed as
Exhibit (b)(6) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No.
No. 0000940394-08-001205) and incorporated herein by reference.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d) (1)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

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(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

(3)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 filed October 17, 1997 and incorporated herein by reference.

(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

(5)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 filed August 17, 2001 and incorporated herein by reference.

(6)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

(7) (a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton
Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated
June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1,
2005 and incorporated herein by reference.

(8)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

(9)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

(10)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 filed December 6, 2004 and incorporated herein by reference.

(11)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 filed August 17, 2005 and incorporated herein by reference.

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	(12)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

	(13)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric
Portfolio Associates for Eaton Vance Structured Emerging Markets Fund dated March 27,
2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007
(Accession No. 0000940394-07-000176) and incorporated herein by reference.

	(14)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging
Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and
incorporated herein by reference.

	(15)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(16)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global
Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(17)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic
Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No.
132 filed December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.

(e)	(1)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(3)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(4)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and
Eaton Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and
Schedule B filed as Exhibit (e)(4) to Post-Effective Amendment No. 128 filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

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(5)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession
No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment
Trust (File Nos. 2-27962, 811-1545) and incorporated herein by reference.

(f)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g) (1)	Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

(3)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

(4)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(6)	Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of
Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004
(Accession No. 0000940394-04-000079) and incorporated herein by reference.

(h) (1) (a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-
Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

(b)	Amended Schedule A dated March 1, 2008 to the Amended Administrative Services
Agreement dated July 31, 1995 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

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(2) (a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

(b)	Schedule A dated August 10, 2007 to the Administrative Services Agreement dated August
16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 134 filed March 13, 2008
(Accession No. 0000940394-08-000450) and incorporated herein by reference.

(3) (a)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258)
filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

(b)	Red Flag Services Amendment to the Transfer Agency Agreement effective May 1, 2009 with attached Schedule A effective April 30, 2009 filed as Exhibit (h)(2)(b) to Post-Effective
Amendment No. 31 of Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed
May 28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.

(4)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(5) (a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-Effective Amendment No. 131 filed November 26, 2007
(Accession No. 0000940394-07-002010) and incorporated herein by reference.

(b)	Amended Schedule A effective May 1, 2009 to the Expense Waivers/Reimbursements
Agreement dated October 16, 2007 filed as Exhibit (h)(10)(b) to Post-Effective Amendment
No. 94 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 27,
2009 (Accession No. 0000940394-09-000291) and incorporated herein by reference.

(i)	Opinion of Internal Counsel dated July 30, 2009 filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Strategic Income
Fund, Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate
Portfolio, Global Macro Portfolio, High Income Opportunities Portfolio, International Income
Portfolio, Investment Grade Income Portfolio, and Investment Portfolio filed herewith.

(m) (1) (a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

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(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(2) (a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed
June 28, 2006 and incorporated herein by reference.

(b)	Schedule A to Class A Distribution Plan filed as Exhibit (m)(2)(b) to Post-Effective
Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

(3)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as
Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

(4) (a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(b)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(5)	Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(6) (a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(b)	Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-
000369) and incorporated herein by reference.

(7)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
filed June 26, 2002 and incorporated herein by reference.

(8)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(9) (a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9,
2003 and incorporated herein by reference.

(b)	Schedule A to Class R Distribution Plan filed herewith.

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(n) (1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

(2)	Schedule A effective June 15, 2009 to Amended and Restated Multiple Class Plan filed as
Exhibit (10)(d)(ii) to Eaton Vance Municipals Trust N-14 (File Nos. 33-71320, 811-8134)
(Accession No. 0000940394-09-000456) filed June 22, 2009 and incorporated herein by reference.

(3)	Schedule B effective June 15, 2009 to Amended and Restated Multiple Class Plan filed as
Exhibit (10)(d)(iii) to Eaton Vance Municipals Trust N-14 (File Nos. 33-71320, 811-8134)
(Accession No. 0000940394-09-000456) filed June 22, 2009 and incorporated herein by reference.

(4)	Schedule C effective June 15, 2009 to Amended and Restated Multiple Class Plan filed as
Exhibit (10)(d)(iv) to Eaton Vance Municipals Trust N-14 (File Nos. 33-71320, 811-8134)
(Accession No. 0000940394-09-000456) filed June 22, 2009 and incorporated herein by reference.

(p) (1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised June 15, 2009 filed as Exhibit (p)(1) to Post-Effective
Amendment No. 144 filed June 30, 2009 (Accession No. 0000940394-09-000528) and incorporated herein by reference.

(2)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective January 1, 2006 filed as Exhibit (p)(4) to Post-Effective Amendment No. 95 of Eaton
Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed October 30, 2006 (Accession No.
0000940394-06-000845) and incorporated herein by reference.

(3)	Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006, as revised
April 21, 2008 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

(4)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 filed as
Exhibit (p)(2) to Post-Effective Amendment No. 68 of Eaton Vance Series Trust II (File Nos.
02-42722, 811-02258) filed October 25, 2007 (Accession No. 0000940394-07-001230) and
incorporated herein by reference.

(5)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 filed October
26, 2005 (Accession No. 0000940394-05-001154) and incorporated herein by reference.

(q) (1) (a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

                                                                                                    C-7

(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as
Exhibit (q) to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

(c)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit
(q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

(2)	Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated
July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

(3)	Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(4)	Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(5)	Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(6)	Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(7)	Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(8)	Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed
International Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July
1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(9)	Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as
Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(10)	Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as
Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(11)	Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(12)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

                                                                                             C-8

(13)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as
Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(14)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit
(q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.

(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value
Portfolio, Tax-Managed Value Portfolio and Investment Grade Income Portfolio dated
November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-Effective Amendment No. 93 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio
and Tax-Managed Small-Cap Value Portfolio dated November 1, 2005 filed as Exhibit (q)(17)
to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-
06-000201) and incorporated herein by reference.

(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio and Tax-Managed
International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global
Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545)
filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit
(q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

(21)	Power of Attorney for Emerging Markets Income Portfolio dated March 12, 2007 filed as
Exhibit (q)(21) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

                                                                                     C-9

(22)	Power of Attorney for International Income Portfolio dated March 12, 2007 filed as Exhibit
(q)(22) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

(23)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Floating Rate Portfolio, Government
Obligations Portfolio, Global Macro Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, International Equity Portfolio, International Income
Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-
Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-
Managed Value Portfolio dated April 23, 2007 filed as Exhibit (q)(23) to Post-Effective
Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and
incorporated herein by reference.

(24)	Power of Attorney for Dividend Income Portfolio, International Equity Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-
Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed
Value Portfolio dated April 23, 2007 filed as Exhibit (q)(24) to Post-Effective Amendment No.
125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(25)	Power of Attorney for Cash Management Portfolio, International Equity Portfolio and Tax-
Managed International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(25) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(26)	Power of Attorney for Dividend Income Portfolio, Tax-Managed Growth Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-
Managed Small-Cap Value Portfolio dated April 23, 2007 filed as Exhibit (q)(26) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(27)	Power of Attorney for Cash Management Portfolio and Investment Grade Income Portfolio
dated April 23, 2007 filed as Exhibit (q)(27) to Post-Effective Amendment No. 125 filed April
30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(28)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit (q)(28) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-
000956) and incorporated herein by reference.

(29)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2007 filed as
Exhibit (q)(29) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(30)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 12, 2007 filed as
Exhibit (q)(30) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(31)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit
(q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008 (Accession No.
0000940394-08-000137) and incorporated herein by reference.

                                                                                    C-10

(32)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Emerging Markets Portfolio, Floating
Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High Income
Portfolio, International Equity Portfolio, International Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio,
Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-
Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated January 1, 2008 filed as Exhibit (q)(32) to Post-Effective Amendment No. 133 filed February 27, 2008
(Accession No. 0000940394-08-000137) and incorporated herein by reference.

(33)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 17, 2008 and filed as
Exhibit (q)(33) to Post-Effective Amendment No. 137 filed December 18, 2008 (Accession
No. 0000940394-08-001573) and incorporated herein by reference.

(34)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Local Income Portfolio, Emerging Markets Portfolio,
Floating Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High
Income Opportunities Portfolio, International Equity Portfolio, International Income Portfolio,
Investment Grade Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap
Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio
dated November 17, 2008 filed as Exhibit (q)(34) to Post-Effective Amendment No. 137 filed
December 18, 2008 (Accession No. 0000940394-08-001573) and incorporated herein by reference.

(35)	Power of Attorney for Multi-Sector Portfolio dated April 27, 2009 filed as Exhibit (q)(35) to
Post-Effective Amendment No. 144 filed June 30, 2009 (Accession No. 0000940394-09-
000528) and incorporated herein by reference.

Item 24.   Persons Controlled by or Under Common Control

Not applicable

Item 25.   Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

C-11

Item 26.   Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379) and Eagle Global Advisors, L.L.C. (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27.   Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee and President
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None

                                                                                    C-12

Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

                                                                                          C-13

* Address is Two International Place, Boston, MA 02110

(c) Not applicable

Item 28.   Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29.   Management Services

Not applicable

Item 30.   Undertakings

None

C-14

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 30, 2009.

EATON VANCE MUTUAL FUNDS TRUST By: Thomas E. Faust Jr.* Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on July 30, 2009.

Signature	Title

Thomas E. Faust Jr.*	Trustee and President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma ( As attorney-in-fact)

                                                                                           C-15

SIGNATURES

     Boston Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 30, 2009.

BOSTON INCOME PORTFOLIO By: /s/ Michael W. Weilheimer Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on July 30, 2009.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                 C-16

SIGNATURES

     Emerging Markets Local Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 30, 2009.

EMERGING MARKETS LOCAL INCOME PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 30, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                        C-17

SIGNATURES

     Floating Rate Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 30, 2009.

FLOATING RATE PORTFOLIO By: /s/ Scott H. Page Scott H. Page, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 30, 2009.

Signature	Title

/s/ Scott H. Page	President (Chief Executive Officer)
Scott H. Page

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                         C-18

SIGNATURES

     Global Macro Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 30, 2009.

GLOBAL MACRO PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 30, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                         C-19

SIGNATURES

     High Income Opportunities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 30, 2009.

HIGH INCOME OPPORTUNITIES PORTFOLIO By: /s/ Michael W. Weilheimer Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 30, 2009.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                        C-20

SIGNATURES

     International Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 30, 2009.

INTERNATIONAL INCOME PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 30, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                            C-21

SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 30, 2009.

INVESTMENT GRADE INCOME PORTFOLIO By: Duke Laflamme* Duke Laflamme, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No.02-290946) has been signed below by the following persons in the capacities indicated on July 30, 2009.

Signature	Title

Duke Laflamme*	President (Chief Executive Officer)
Duke Laflamme

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C.Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park *	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                      C-22

SIGNATURES

     Investment Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 30, 2009.

INVESTMENT PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on July 30, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                      C-23

EXHIBIT INDEX
The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule
483 of Regulation C.

Exhibit No.	Description
(a) (5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest without Par Value as amended effective June 15, 2009.
(i)	Opinion of Internal Counsel dated July 30, 2009.
(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Strategic Income
Fund dated July 30, 2009.
(m) (9) (b)	Schedule A to Class R Distribution Plan.

                                                                                                     C-24